DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Location And Fair Value Amounts Of Derivative Instruments Reported In Consolidated Balance Sheets

The location and fair value amounts of derivative instruments reported in the consolidated balance sheets as of December 31, 2010 and 2011 are as follows:

	Asset derivatives				Liability derivatives
	December 31, 2010		December 31, 2011		December 31, 2010		December 31, 2011
	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives not designated as hedging instruments under ASC 815

– Foreign exchange forward contracts	Other current assets	735	0	0	0	0	0	0
– Non-deliverable foreign exchange forward contract	0	0	0	0	Other financial liabilities	(154)	0	0
– Derivative liability of preferred share performance compensation	0	0	0	0	0	0	0	0

Total derivatives		735		0		(154)		0

Effect Of Derivative Instruments On Consolidated Statements Of Operations

The effect of derivative instruments on the consolidated statements of operations for the years ended December 31, 2010 and 2011 are as follows:

		Amount of gain recognized in income on derivatives
Derivatives not designated as hedging instruments under ASC 815	Location of gain recognized in income on derivatives	Year ended December 31
		2010	2011
Foreign exchange forward contracts	Foreign currency exchange gain(loss), net	543	(581)
Derivative liability of preferred share performance compensation	0	0	0

Total		543	(581)